Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities at Fair Value

The Company’s assets and liabilities that are measured at fair value as of December 31, 2024, and 2023, are classified in the tables below in one of the three categories described in “Note 2 – Fair value measurement” above:

	December 31, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,144		$3,144
Financial Liabilities
Warrants and phantom warrants		206	206
NPA		$17,777	$17,777

	December 31, 2023
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$1,857		$1,857
Financial Liabilities
Warrants and phantom warrants		21,566	21,566
CLAs		55,940	55,940
NPA		21,976	21,976
Earn-out liability		2,997	2,997
Facility loans		23,151	23,151
Other		$186	$186

Schedule of Fair Value of Liabilities Classified Under Level 3

The following is a roll forward of the fair value of liabilities classified under Level 3:

	2024
	Warrants and phantom warrants	CLAs	NPAs	Facility loan	Earn-out liability	Other
January 1 ,2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	10,445	11,750	18,704	-	-	-
Payment	(2,813)	-	(38,675)	(24,600)	(2,974)	(200)
Conversion to equity	(444)	(69,570)	-	-	-	-
Reclassification to equity	(28,225)	-	-	-	-	-
Change in fair value	(323)	1,880	15,772	1,449	(23)	14
December 31, 2024	$206	$-	$17,777	$-	$-	$-
	2023
	Warrants and phantom warrants	CLAs	NPA	Facility loan	Earn-out liability	Other
January 1 ,2023	$8,267	$3,809	$-	$29,745	$3,917	$185
Issuance	14,649	27,225	19,750	-	-	-
Payment	-	-	-	(5,400)	(1,667)	-
Change in fair value	(1,350)	24,906	2,226	(1,194)	747	1
December 31, 2023	$21,566	$55,940	$21,976	$23,151	$2,997	$186

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table presents the main assumptions used in the hybrid model for the periods presented:

December 31
2023
Expected volatility	44.87%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario	25%
Expected time to IPO (years)	0.75
Probability of liquidation events	75%
Expected time to liquidation (years)	2.0

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31
2024
Exercise price	$14.35-$31.08
Share price	$9.91
Volatility	44.49%
Term (years)	3.67 - 4.83
Risk-free interest rate	4.26% - 4.33%
Dividend yield	0.0%